Assets Held For Sale - Additional Information (Detail) $ in Thousands, ¥ in Millions					1 Months Ended				12 Months Ended
	Mar. 01, 2017	Mar. 30, 2016 CNY (¥)	Oct. 09, 2015 CNY (¥)	Feb. 12, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥) Property	Dec. 31, 2014 USD ($) Property	May 31, 2014 CNY (¥)	May 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥) Property	Jan. 31, 2017 CNY (¥)	Jan. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Mar. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 09, 2015 USD ($)	Feb. 12, 2015 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale														$ 2,697		$ 11,445
Short-term loan														7,816		21,280
Number of loans repaid | Property										2
Loan fully repaid period									Apr. 05, 2016
Other operating income-net gain from the sale of real estate									$ 14,939
Other assets held for sale														152,904		160,850
Liabilities held for sale														27,644		14,656
Assets held for sale														3,352		11,445
Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Short-term loan											¥ 40	$ 5,761
Guanghuan Xinwang Co Limited ("Guanghuanxinwang")
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of floors in a building					¥ 160	$ 23,045	¥ 41	$ 5,910
Assets held for sale														2,697		2,891
Number of Floors sold in the same building | Property					3	3
Number of building floors pledged for loans | Property					2	2
Carrying value of the pledged property														9,553		2,783
Short-term loan													¥ 40	5,761
Carrying value for assets held for sale																8,554
Other operating income-net gain from the sale of real estate									$ 14,939
Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Carrying value of the pledged property														$ 9,553		2,851
Maturity period of loans		12 months		12 months						12 months
Short-term loan		¥ 40		¥ 40						¥ 40					$ 5,761	6,175		$ 6,175
Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing") | Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of ownership interest transferred to third party	100.00%
Beijing Yaxunxinwang Technology Limited ("Yaxunxinwang")
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Carrying value of the pledged property																2,851
Maturity period of loans			30 days
Short-term loan			¥ 20							¥ 20						$ 3,087	$ 3,087
Loan fully repaid period									Apr. 05, 2016